Average Annual Total Returns - Class 1 Shares - JPMorgan Insurance Trust Global Allocation Portfolio	Class 1 Life of Portfoliosince	Class 1 1 Year	Class 1 5 Years	Class 1 Inception Date	MSCI ALL COUNTRY WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) Life of Portfoliosince		MSCI ALL COUNTRY WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) 1 Year		MSCI ALL COUNTRY WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) 5 Years		MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) Life of Portfoliosince		MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) 1 Year		MSCI WORLD INDEX(Net of Foreign Withholding Taxes)(Reflects No Deduction for Fees, Expenses, or Taxes, Except Foreign Withholding Taxes) 5 Years		BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX - UNHEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Portfoliosince	BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX - UNHEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	BLOOMBERG BARCLAYS GLOBAL AGGREGATE INDEX - UNHEDGED USD(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years	GLOBAL ALLOCATION COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Portfoliosince	GLOBAL ALLOCATION COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 1 Year	GLOBAL ALLOCATION COMPOSITE BENCHMARK(Reflects No Deduction for Fees, Expenses, or Taxes) 5 Years
Total	7.59%	15.69%	9.56%	Dec. 09, 2014	9.46%	[1]	16.25%	[1]	12.26%	[1]	9.68%	[1]	15.90%	[1]	12.19%	[1]	3.32%	9.20%	4.79%	7.59%	13.31%	9.34%

[1]	Effective 11/30/20, the Portfolio's benchmark changed from the MSCI World Index to the MSCI All Country World Index to better reflect how the Portfolio is managed for comparison purposes.